Label	Element	Value
Polar Capital Emerging Market Ex-China Stars Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Polar Capital Emerging Market ex‑China Stars Fund (the “Fund”) Ticker: POLCX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.
During its most recent fiscal period ended March 31, 2024, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect for the one‑year period and the first year of the three-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will seek to achieve its investment objective by primarily investing in a portfolio of equity securities and equity related securities of, or relating to, companies which are domiciled, or exercise the predominant part of their economic activity, in developing capital markets (“Emerging Markets”).
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities and other equity-related investments of issuers located in Emerging Markets countries, excluding China. The Fund considers an issuer to be located in an Emerging Markets country if at least 50% of the issuer’s assets, gross revenues or profits during the most recent fiscal year represents assets or activities located in such countries. Emerging Markets refers to any country represented in the MSCI Emerging Markets ex China Index.
The Fund will not invest in any company incorporated in mainland China, or that has mainland China as its core country of risk (as determined by the Adviser). The Fund may invest up to 20% of its assets in non‑Chinese companies that, for any reason, are listed in Hong Kong or that derive a meaningful portion of their assets, gross revenues or profits from China. The Fund may also have limited exposure to the Chinese economy, as a consequence of the indirect exposure that companies in other Emerging Markets countries have to China.
The securities in which the Fund will invest will include shares, equities, equity warrants, preferred shares, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.
The Fund may invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in futures, forwards, options, contracts for difference, swaps and securities with embedded derivatives or elements of derivative exposure including, but not limited to, equity warrants and structured notes, such as Participatory Notes (“P‑Notes”) (which will not be leveraged).
The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes or to reduce portfolio risk. The Fund may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.
Securities with embedded derivatives or elements of derivative exposure, such as equity warrants and structured notes such as P‑Notes (which will not be leveraged) may be used to gain exposure to underlying equity or equity related securities as a more efficient and cheaper alternative to direct investment in that security.
The Fund’s investments in derivatives and other synthetic instruments (such as P‑Notes and American Depository Receipts) that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy.
In evaluating investments for the Fund, the Adviser takes into account environmental, social and/or governance (“ESG”) factors. The Adviser may give various ESG factors equal consideration or may focus on one or more of those factors as it considers appropriate. ESG Factors will only be one consideration in the Adviser’s evaluation of any potential investment, and the effect of ESG factors on the Adviser’s decision whether to invest in any case will vary depending on the judgement of the Adviser.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the Fund completes a full calendar year of operation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Polar Capital Emerging Market Ex-China Stars Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Non‑Diversification. The Fund is non‑diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Fund will be more susceptible to company-specific events and risks impacting the particular securities held by the Fund than a fund with a greater number of holdings.

Polar Capital Emerging Market Ex-China Stars Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
Polar Capital Emerging Market Ex-China Stars Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Polar Capital Emerging Market Ex-China Stars Fund | Risks Associated with Investing in Equities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Investing in Equities. The Fund may invest in equity and equity-related securities traded on recognized stock exchanges and over‑the‑counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Fund may suffer losses if it invests in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Fund has not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Polar Capital Emerging Market Ex-China Stars Fund | ESG Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Investing Risk. The Fund’s consideration of environmental, social and/or governance factors as part of its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.

Polar Capital Emerging Market Ex-China Stars Fund | Risks Associated with Investing in Emerging Markets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Investing in Emerging Markets. The Fund’s investments in non‑U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Polar Capital Emerging Market Ex-China Stars Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.

Polar Capital Emerging Market Ex-China Stars Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.

Polar Capital Emerging Market Ex-China Stars Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Fund’s ability to respond to market movements may be impaired and the Fund may experience adverse price movements upon liquidation of its investments. Settlement of transactions may be subject to delay and administrative uncertainties.

Polar Capital Emerging Market Ex-China Stars Fund | Counterparty and Third Party Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Counterparty and Third-Party Risk. Transactions involving a counterparty (including a clearing member or clearing house through which the Fund holds a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Polar Capital Emerging Market Ex-China Stars Fund | Large Investor Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Polar Capital Emerging Market Ex-China Stars Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund’s investment objective may not be achieved, or the market may continue to undervalue the Fund’s securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund’s ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Polar Capital Emerging Market Ex-China Stars Fund | Risks Associated with Changes to Non U S Tax Laws [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Changes to Non‑U.S. Tax Laws. Fund investors should also consider the possibility of changes to non‑U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Fund, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, it is anticipated that new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed will have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti‑Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Fund or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Fund, and/or any entity owned directly or indirectly by the Fund, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Fund, and/or any entities owned directly or indirectly by the Fund and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Fund and/or any entities owned directly or indirectly by the Fund hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti‑Tax Avoidance Directives) may adversely affect the ability of the Fund and/or any entities owned directly or indirectly by the Fund to efficiently realize income or capital gains. Consequently, it is possible that the Fund and/or any entities owned directly or indirectly by the Fund may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Fund and/ or any entities owned directly or indirectly by the Fund or the feasibility of making investments in certain countries.

Polar Capital Emerging Market Ex-China Stars Fund | Participatory Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Participatory Notes Risk. An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non‑U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.

Polar Capital Emerging Market Ex-China Stars Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.
Polar Capital Emerging Market Ex-China Stars Fund | Custody Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Custody Risk. In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the depositary or its agent. Once a sale order is placed in relation to assets of the Fund, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the depositary without the need for the prior approval of the depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.

Polar Capital Emerging Market Ex-China Stars Fund | Unconstrained Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Unconstrained Sector Risk. The Fund may focus its investments in securities of one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or industry.

Polar Capital Emerging Market Ex-China Stars Fund | Cyber Security Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of
Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.
Because of these and other risks, you could lose money by investing in the Fund.

Polar Capital Emerging Market Ex-China Stars Fund | Polar Capital Emerging Market Ex-China Stars Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	26.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	27.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(26.51%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	4,609
Five Years	rr_ExpenseExampleYear05	7,315
Ten Years	rr_ExpenseExampleYear10	10,245
One Year	rr_ExpenseExampleNoRedemptionYear01	102
Three Years	rr_ExpenseExampleNoRedemptionYear03	4,609
Five Years	rr_ExpenseExampleNoRedemptionYear05	7,315
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,245

[1]
Polar Capital LLP (the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive Management Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, and expenses associated with the investments in underlying investment companies) exceed 1.00% of the average daily net assets of the Fund through July 31, 2025. Amounts waived or reimbursed in a particular contractual period may be recouped by the Adviser for 36 months following the waiver or reimbursement however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Investment Management Agreement.